[LOGO OF EATON     Investing                        [PHOTO OF STOCK CERTIFICATES
 VANCE APPEARS                                         AND PHONE APPEARS HERE]
    HERE]          for the

                   21st

                   Century(R)

Semiannual Report March 31, 1998

[PHOTO OF STATUE
 APPEARS HERE]


                                  EATON VANCE

                                  INCOME FUND

                                   OF BOSTON



                     Global Management-Global Distribution


[PHOTO OF CITY APPEARS HERE]

Eaton Vance Income Fund of Boston as of March 31, 1998

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
The High-Yield Market

[PHOTO OF MICHAEL W. WEILHEIMER APPEARS HERE]
 Michael W. Weilheimer
 Portfolio Manager

 . Supported by a sound economy, continued low inflation, and a robust equity market, the high-yield bond market posted strong results for the six months ended March 31, 1998. As a measure of that strength, the Lehman Brothers High Yield Bond Index -- an unmanaged index of high-yield corporate issues -- had a total return of 5.4%./1/

 . With inflation subdued, interest rates trended lower during the period.
  Yields on ten-year Treasury bonds declined from 6.1% on September 30 to 5.6% on March 31.

 . High-yield bond issuance reached record levels in 1997, as a strong stock market encouraged initial public offerings, which continued to rise in the first three months of 1998.

The Fund
--------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund's total return was 8.1% for the six months ended March 31, 1998./2/
  This return was the result of a rise in net asset value per share from $8.70 on September 30, 1997 to $9.00 on March 31, 1998, and the reinvestment of $0.384 in dividends.

 . Based on the Fund's closing net asset value per share of $9.00 on March 31, 1998, the Fund had a distribution rate of 8.6%./3/ The Fund's SEC 30-day yield at March 31 was 8.0%./4/

 . The Fund's risk-adjusted performance through March 31 again earned it a Five-
  Star Overall rating among taxable bond funds covered by Morningstar, Inc./5/ - a nationally recognized monitor of mutual fund performance.


  Recent Portfolio Shifts

 . The Portfolio increased its exposure to defensive issues. One such holding, AFC Enterprises, is the parent company of the Church's Fried Chicken and Popeye's restaurant chains. The company is among the few fast-food chains that has enjoyed strong growth in same-store sales. AFC continues to deleverage its balance sheet and appears close to an initial public offering of common stocks.

 . The Portfolio bought an issue of Coleman Company, a maker of outdoor recreation equipment with over $1 billion in revenues. In the wake of the company's agreement to a takeover by Sunbeam Corp., a leading maker of consumer goods, the bonds performed extremely well.


  Other Developments in the Portfolio

 . Marcus Cable is the largest privately-owned cable company in the U.S. and has enjoyed good subscriber growth in the southwest. The company was recently purchased by Paul Allen, a co-founder of Microsoft. The purchase has caused excitement within the industry because Allen has been exploring ways to combine cable with the Internet.

 . The growth of cable television has been no less impressive abroad, as exemplified by United International Holdings, a major foreign cable player and an excellent performer for the Portfolio. Because many of the company's cable properties are in Europe, it has tended to be misunderstood by analysts, and, in our estimation, undervalued.

 . In an emerging growth area, Crown Castle, SBA Communications and Pinnacle
  Corp. have bought or constructed hundreds of towers that are leased to phone company-tenants such as Sprint or Nextel. The tower management industry is in its infancy, but with the increase in wireless services like cellular and paging devices, there is clear growth potential.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance/6/ -
==============================================================================
Average Annual Total Returns (or net asset value)
------------------------------------------------------------------------------
One year                                                                21.8%
Five years                                                              12.1
Ten years                                                               11.8

SEC Average Annual Total Returns (including 4.75% sales change)
------------------------------------------------------------------------------
One year                                                                16.0%
Five years                                                              11.0
Ten years                                                               11.2

Ten Largest Holdings/7/
------------------------------------------------------------------------------
By total net assets

Nextlink Communications, Inc.                                            2.1%
CSC Holdings, Inc.                                                       1.7
Allied Waste Industries, Inc.                                            1.6
Dobson Communications Corp.                                              1.6
IXC Communications, Inc.                                                 1.5
Adelphia Communications Corp.                                            1.4
Extended Stay America                                                    1.3
Unisys Corp.                                                             1.3
Chancellor Radio Broadcasting, Inc.                                      1.2
Winstar Communications, Inc.                                             1.2

/1/ It is not possible to invest directly in an Index. /2/ This return does not include the Fund's 4.75% maximum sales charge. /3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value./4/ The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. /5/ Morningstar ratings reflect historical risk-adjusted performance through 3/31/98 and are subject to change. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the Fund's 3-,5-, and 10-year returns (with fee adjustment) in excess of 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars. For the 3-year period, the Fund was rated 5 stars (1403 funds), for the 5-year period, 5 stars (831 funds); and for the 10-year period, 5 stars (329 funds)./6/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect sales charge as noted./7/ Ten largest holdings account for 14.9% of the portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Corporate Bonds & Notes -- 89.4%

                                         Principal
                                         Amount
Security                                 (000's omitted)    Value
--------------------------------------------------------------------------
Aerospace and Defense -- 0.5%
--------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr. Sub.
Notes, 11.75%, 3/1/03                    $ 1,000            $  1,100,000
--------------------------------------------------------------------------
                                                            $  1,100,000
--------------------------------------------------------------------------

Apparel -- 1.3%
--------------------------------------------------------------------------
Glenoit Corp., Sr. Sub. Notes, 11.00%,
  4/15/07/(1)/                           $ 1,200            $  1,296,000
--------------------------------------------------------------------------
William Carter Co., Sr. Sub. Note,
10.375%, 12/1/06                           1,575               1,689,188
--------------------------------------------------------------------------
                                                            $  2,985,188
--------------------------------------------------------------------------

Auto and Parts -- 1.5%
--------------------------------------------------------------------------
Cambridge Industries, Inc., Sr.
Sub. Notes, 10.25%, 7/15/07              $   630            $    655,200
Key Plastics Inc., Sr. Notes,
14.00%, 11/15/99                           1,500               1,665,000
Walbro Corp., Sr. Notes,
10.125%, 12/15/07                          1,160               1,136,800
--------------------------------------------------------------------------
                                                            $  3,457,000
--------------------------------------------------------------------------

Banks - Regional -- 1.1%
--------------------------------------------------------------------------
First Nationwide Holdings, Inc.,
Sr. Sub. Note, 10.625%, 10/1/03          $ 1,800            $  2,020,500
First Nationwide, Inc. Sr. Notes,
12.50%, 4/15/03                              400                 458,000
--------------------------------------------------------------------------
                                                            $  2,478,500
--------------------------------------------------------------------------

Broadcasting and Cable -- 8.3%
--------------------------------------------------------------------------
21st Century Telecom Group, Sr.
Disc. Notes, 12.25%, (0% until
2003), 2/15/08/(1)/                      $ 2,000            $  1,177,500
Adelphia Communications Corp., Sr.
Notes, 9.875%, 3/1/07                      1,120               1,218,000
Adelphia Communications Corp., Sr.
Notes, 10.50%, 7/15/04                       660                 724,350
Century Communications, Sr. Notes,
8.75%, 10/1/07                               600                 624,000
CSC Holdings, Inc., Sr. Sub. Notes,
9.25%, 11/1/05                               850                 903,125
Diamond Cable Communications Co.,
Sr. Disc. Notes, 13.25%, (0% until
1999), 9/30/04                               400                 369,000
Diamond Cable Communications Co.,
Sr. Disc. Notes, 11.75%, (0% until
2000), 12/15/05                              100                  79,500
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07           1,440               1,659,600
Echostar DBS Corp., Sr. Sec. Notes,
12.50%, 7/1/02                             1,300               1,469,000
Intermedia Capital Partners, Sr.
Sub. Note, 11.25%, 8/1/06                    500                 562,500
Marcus Cable Co., Sr. Debs.,
11.875%, 10/1/05                             200                 217,500
Marcus Cable Co., Sr. Disc. Notes,
14.25%, (0% until 2000), 12/15/05          2,500               2,268,750
NTL, Inc., 10.00%, 2/15/07                 1,100               1,193,500
NTL, Inc., Sr. Notes, 9.75%, (0%
until 2003), 4/1/08/(1)/                   1,100                 717,750
Star Choice Communications, Sr.
Sec. Notes, 13.00%, 12/15/05/(1)/            600                 627,000
Sullivan Broadcasting Co., Inc.,
Sr. Sub. Notes, 10.25%, 12/15/05           1,350               1,488,375
Telewest PLC, Debs., 11.00%, (0%
until 2002), 10/1/07                       2,250               1,811,250
UIH Australia/Pacific, Inc., Sr.
Disc. Note, 14.00%, (0% until
2001), 5/15/06                               400                 276,000
UIH Australia/Pacific, Inc., Sr.
Disc. Notes, 14.00%, (0% until
2001), 5/15/06                               500                 345,000
United International Holdings,
Inc., Sr. Disc. Notes, 10.75%, (0%
until 2003), 2/15/08                       2,700               1,687,500
--------------------------------------------------------------------------
                                                            $ 19,419,200
--------------------------------------------------------------------------

Building Materials -- 0.2%
--------------------------------------------------------------------------
Tarkett International, AG., Sr.
Sub. Notes, 9.00%, 3/1/02                $   400            $    409,000
--------------------------------------------------------------------------
                                                            $    409,000
--------------------------------------------------------------------------

Business Services -- 1.8%
--------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003),  3/15/08/(1)/   $ 1,200            $    723,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08/(1)/                          300                 300,750
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                            1,080               1,123,200
Intertek Finance PLC, Sr. Sub.
Note, 10.25%, 11/1/06                      1,400               1,498,000
Sitel Corp., Sr. Sub. Notes,
9.25%, 3/15/06/(1)/                          600                 615,000
--------------------------------------------------------------------------
                                                            $  4,259,950
--------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                         Principal
                                         Amount
Security                                 (000's omitted)    Value
--------------------------------------------------------------------------

Business Services - Miscellaneous -- 4.9%
--------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr.
Disc. Notes, 11.30%, (0% until
2002), 6/1/07                            $ 1,950            $  1,433,250
Allied Waste North America, Inc.,
Sr. Sub. Note, LOC, 10.25%, 12/1/06        2,050               2,275,500
Crown Castle International Corp.,
Sr. Disc. Notes, 10.625%, (0% until
2002), 11/15/07/(1)/                         950                 641,250
Pinnacle Holdings, Inc., Sr. Disc.
Notes, 10.00%, (0% until 2003),
3/15/08/(1)/                                 980                 612,500
Richmont Marketing Special, Sr.
Sub. Notes, 10.125%, 12/15/07/(1)/         1,875               1,950,000
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003),
3/1/08/(1)/                                3,400               2,010,250
Unicco Service/Finance, Inc., Sr.
Sub. Notes, 9.875%, 10/15/07               1,010               1,033,988
Unisite,  Inc., Sub. Notes,
13.00%, 12/15/04/(1)/                      1,500               1,557,150
--------------------------------------------------------------------------
                                                            $ 11,513,888
--------------------------------------------------------------------------

Chemicals -- 1.1%
--------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Note,
9.50%, 7/1/07/(1)/                       $   150            $    155,625
NL Industries, Inc., Sr. Notes,
11.75%, 10/15/03                           1,260               1,401,750
Sterling Chemical Holdings, Inc.,
0.00%, 8/15/08                             1,600                 952,000
--------------------------------------------------------------------------
                                                            $  2,509,375
--------------------------------------------------------------------------

Communications Equipment -- 0.7%
--------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr.
Disc. Notes, 11.75%, (0% until
2000), 8/1/07/(1)/                       $ 2,000            $  1,700,000
--------------------------------------------------------------------------
                                                            $  1,700,000
--------------------------------------------------------------------------

Computer Equipment -- 1.7%
--------------------------------------------------------------------------
Merisel, Inc., Sr. Notes,
12.50%, 12/31/04                         $ 1,000            $  1,115,000
Unisys Corp., Debs., 9.75%, 9/15/16          900                 931,500
Unisys Corp., Sr. Notes, 11.75%,
10/15/04                                     400                 463,000
Unisys Corp., Sr. Notes, 12.00%,
4/15/03                                    1,400               1,585,500
--------------------------------------------------------------------------
                                                            $  4,095,000
--------------------------------------------------------------------------

Containers and Packaging -- 1.7%
--------------------------------------------------------------------------
Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                           $ 1,500            $  1,605,000
Consumers International, Inc., Sr.
Sub. Note, 10.25%, 4/1/05/(1)/               985               1,088,425
S.D. Warren Co., Sr. Sub. Notes,
12.00%, 12/15/04                           1,200               1,341,000
--------------------------------------------------------------------------
                                                            $  4,034,425
--------------------------------------------------------------------------

Electric Utilities -- 1.0%
--------------------------------------------------------------------------
AES Corp., 8.375%, 8/15/07               $   300            $    308,250
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                              400                 442,000
Cal Energy Company, Inc., Sr.
Notes, 9.50%, 9/15/06                      1,500               1,611,045
--------------------------------------------------------------------------
                                                            $  2,361,295
--------------------------------------------------------------------------

Electrical Equipment -- 0.4%
--------------------------------------------------------------------------
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                         $   840            $    879,900
--------------------------------------------------------------------------
                                                            $    879,900
--------------------------------------------------------------------------

Electronics - Instruments -- 0.6%
--------------------------------------------------------------------------
HCC Industries, Inc., Sr. Sub.
Notes, 10.75%, 5/15/07                   $ 1,275            $  1,332,375
--------------------------------------------------------------------------
                                                            $  1,332,375
--------------------------------------------------------------------------

Entertainment -- 1.0%
--------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc.
Notes, 15.75%, (0% until 2000), 5/15/03  $ 1,122            $    224,480
Fox Kids Worldwide, Inc., Sr. Disc.
Notes, 10.25%, (0% until 2002),
11/1/07/(1)/                               1,300                 828,750
Premier Parks, Inc., Sr. Disc.
Notes, 10.00%, (0% until 2003), 4/1/08       800                 510,000
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                410                 419,225
SFX Entertainment, Inc., Sr. Sub.
Notes, 9.125%, 2/1/08/(1)/                   370                 364,450
--------------------------------------------------------------------------
                                                            $  2,346,905
--------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                         Principal
                                         Amount
Security                                 (000's omitted)    Value
--------------------------------------------------------------------------

Foods -- 4.6%
--------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07/(1)/                      $   980            $  1,004,500
Del Monte Corp., Sr. Note,
12.25%, 4/15/07                            1,600               1,824,000
Del Monte Foods Co., Sr. Disc.
Notes, 12.50%, (0% until 1998),
12/15/07/(1)/                              1,750               1,148,438
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05/(1)/                         800                 794,000
International Home Foods, Inc., Sr.
Sub. Note, 10.375%, 11/1/06                2,250               2,503,125
Keebler Corp., Sr. Sub. Notes,
10.75%, 7/1/06                             1,430               1,623,050
Van De Kamps, Inc., Sr. Sub. Notes,
12.00%, 9/15/05                            1,575               1,756,125
--------------------------------------------------------------------------
                                                            $ 10,653,238
--------------------------------------------------------------------------

Health Services -- 1.2%
--------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%, 5/1/06                   $ 1,200            $  1,341,000
Genesis Eldercare Acquisition
Corp., Sr. Sub. Note, 9.00%, 8/1/07/(1)/   1,530               1,568,250
--------------------------------------------------------------------------
                                                            $  2,909,250
--------------------------------------------------------------------------

Household Products -- 2.8%
--------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub.Notes,
9.875%, 12/15/07/(1)/                    $ 1,120            $  1,173,200
Coleman Holdings, Inc., Sr. Disc.
Notes, 0.00%, 5/15/01                      1,000                 785,000
Icon Health and Fitness, Inc., Sr.
Sub. Note, 13.00%, 7/15/02                 1,000               1,090,000
IHF Holdings, Inc., 15.00%, (0%
until 1999), 11/15/04                        740                 621,600
Ridell Sports, Inc., Sr. Note,
10.50%, 7/15/07                              790                 829,500
Selmer Co., Inc., Sr. Sub. Notes,
11.00%, 5/15/05                            1,000               1,097,500
Werner Holdings Co., Inc., Sr. Sub.
Notes, 10.00%, 11/15/07                    1,000               1,056,250
--------------------------------------------------------------------------
                                                            $  6,653,050
--------------------------------------------------------------------------

Information Services -- 1.7%
--------------------------------------------------------------------------
Cellnet Data Systems, Inc., Sr.
Disc. Notes, 14.00%, (0% until
2002), 10/1/07                           $ 2,600            $  1,534,000
Concentric Network Corp., Sr.
Notes, 12.75%, 12/15/07/(1)/                 800                 948,000
Orbital Imaging Corp., Sr. Notes,
11.625%, 3/1/05/(1)/                         940               1,029,300
Verio, Inc., Sr. Notes, 10.375%,
4/1/05/(1)/                                  540                 561,600
--------------------------------------------------------------------------
                                                            $  4,072,900
--------------------------------------------------------------------------

Lodging and Gaming -- 4.6%
--------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%, 10/1/04                          $ 1,000            $  1,152,500
Extended Stay America, Sr. Sub.
Notes, 9.15%, 3/15/08/(1)/                 3,050               3,088,124
Harvey Casinos Resorts, Sr. Sub.
Notes, 10.625%, 6/1/06                     1,950               2,188,875
Horseshoe Gaming L.L.C., Sr. Sub.
Notes, 9.375%, 6/15/07                       800                 864,000
Showboat Marina Casino, 1st Mtg.
Notes, 13.50%, 3/15/03                     1,500               1,770,000
Trump Atlantic City Associates,
Co., 1st Mtg. Notes, 11.25%,
5/1/06                                     1,600               1,644,000
--------------------------------------------------------------------------
                                                            $ 10,707,499
--------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub.
Notes, 11.375%, 1/31/03                  $   600            $    645,000
--------------------------------------------------------------------------
                                                            $    645,000
--------------------------------------------------------------------------

Manufacturing -- 7.1%
--------------------------------------------------------------------------
Amtrol Acquisition, Inc., Sr. Sub.,
10.625%, 12/31/06                        $   900            $    924,750
Clark-Schwebel Holdings, Inc.,
Debs., 12.50%, 7/15/07                       736                 791,100
Details, Inc., Sr. Sub. Notes,
10.00%, 11/15/05                           1,450               1,518,875
FWT, Inc., Sr. Sub. Notes,
9.875%, 11/15/07/(1)/                        840                 798,000
GSI Group, Inc., Sr. Sub. Notes,
10.25%, 11/1/07/(1)/                         920                 970,600
IMO Industries, Sr. Sub. Notes,
11.75%, 5/1/06                             2,070               2,339,100
MCMS, Inc., Sr. Sub. Notes,
9.75%, 3/1/08/(1)/                         1,850               1,868,500


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                         Principal
                                         Amount
Security                                 (000's omitted)    Value
--------------------------------------------------------------------------

Manufacturing (continued)
--------------------------------------------------------------------------
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                         $ 1,650            $  1,782,000
RBX Corp., Sr. Notes, 12.00%,
1/15/03/(1)/                                 550                 572,000
Roller Bearing Co. America, Inc.,
Sr. Sub. Notes, 9.625%, 6/15/07              400                 411,000
Roller Bearing Holdings Co.,
13.00%, (0% until 2002), 6/15/09/(1)/      3,467               2,270,885
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07/(1)/                         1,250               1,306,250
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07/(1)/                           900                 940,500
--------------------------------------------------------------------------
                                                            $ 16,493,560
--------------------------------------------------------------------------

Medical Products -- 1.3%
--------------------------------------------------------------------------
Alliance Imaging, Sr. Sub. Notes,
9.625%, 12/15/05                         $   800            $    836,000
Maxxim Medical, Inc., Sr. Sub.
Notes, 10.50%, 8/1/06                      1,300               1,443,000
Physician Sales and Service, Sr.
Sub. Notes, 8.50%, 10/1/07                   670                 696,800
--------------------------------------------------------------------------
                                                            $  2,975,800
--------------------------------------------------------------------------

Metals - Industrial -- 1.5%
--------------------------------------------------------------------------
GS Technologies Corp., Sr. Notes,
12.25%, 10/1/05                          $ 1,900            $  2,156,500
Kaiser Aluminum and Chemical, Inc.,
Sr. Notes, 10.875%, 10/15/06                 500                 542,500
WHX Corp., 10.50%, 4/15/05/(1)/              900                 900,000
--------------------------------------------------------------------------
                                                            $  3,599,000
--------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 2.7%
--------------------------------------------------------------------------
Dailey International, Inc., Sr.
Notes, 9.50%, 2/15/08/(1)/               $ 2,280            $  2,294,250
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08/(1)/                        1,400               1,379,000
Hvide Marine, Inc., Sr. Notes,
8.375%, 2/15/08/(1)/                       1,200               1,170,000
Universal Compression, Inc., Sr.
Disc. Notes, 9.875%, (0% until
2003), 2/15/08/(1)/                        2,350               1,468,750
--------------------------------------------------------------------------
                                                            $  6,312,000
--------------------------------------------------------------------------

Oil and  Gas - Exploration and Production -- 2.9%
--------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub.
Notes, 9.50%, 5/15/07                    $ 1,350            $  1,350,000
Mariner Energy Corp., Sr. Sub.
Notes, 10.50%, 8/1/06                      1,350               1,404,000
Michael Petroleum Corp., Sr. Notes,
11.50%, 4/1/05                               645                 638,550
Rutherford-Moran Oil Corp., Sr.
Sub. Notes, 10.75%, 10/1/04                1,695               1,813,650
Transamerican Energy, Sr. Notes,
11.50%, 6/15/02                              800                 792,000
United Refining Co., Sr. Notes,
10.75%, 6/15/07                              800                 844,000
--------------------------------------------------------------------------
                                                            $  6,842,200
--------------------------------------------------------------------------

Paper and Forest Products -- 1.4%
--------------------------------------------------------------------------
Asia Pulp and Paper, 12.00%, 12/29/49    $ 1,500            $  1,230,000
Indah Kiat Finance Mauritius, Sr.
Unsec. Notes, 10.00%, 7/1/07                 850                 703,375
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Note, 10.75%, 10/1/07         600                 501,000
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes, 10.00%, 8/1/04    950                 788,500
--------------------------------------------------------------------------
                                                            $  3,222,875
--------------------------------------------------------------------------

Printing and Business Products -- 1.1%
--------------------------------------------------------------------------
American Pad and Paper Co., Sr.
Sub. Notes, 13.00%, 11/15/05             $   650            $    689,000
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                     1,650               1,790,250
--------------------------------------------------------------------------
                                                            $  2,479,250
--------------------------------------------------------------------------

Publishing -- 1.6%
--------------------------------------------------------------------------
American Lawyer Media Corp., Sr.
Disc. Notes, 12.25%, (0% until
2002) 12/15/08                           $   730            $    463,550
American Lawyer Media Corp., Sr.
Notes, 9.75%, 12/15/07/(1)/                  500                 525,000
Newsquest Capital Corp., Sr. Sub.
Notes, 11.00%, 5/1/06                      1,256               1,409,860
Von Hoffman Press, Inc., Sr. Sub.
Note, 10.375%, 5/15/07/(1)/                1,200               1,296,000
--------------------------------------------------------------------------
                                                            $  3,694,410
--------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                         Principal
                                         Amount
Security                                 (000's omitted)    Value
--------------------------------------------------------------------------

Retail - Food and Drug -- 2.4%
--------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub.
Notes, 10.25%, 5/15/07                   $ 2,400            $  2,544,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                           1,300               1,356,875
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                            1,550               1,767,000
--------------------------------------------------------------------------
                                                            $  5,667,875
--------------------------------------------------------------------------

Retail - General -- 1.8%
--------------------------------------------------------------------------
Big 5 Corp., Sr. Notes,
10.875%, 11/15/07                        $ 1,080            $  1,104,300
Franks Nursery and Crafts, Sr. Sub.
Notes, 10.25%, 3/1/08/(1)/                   800                 796,000
Kindercare Learning Ctrs., Inc.,
Sr. Sub. Note, 9.50%, 2/15/09              1,500               1,539,375
Tuesday Morning Corp., Sr. Sub.
Notes, 11.00%, 12/15/07/(1)/                 750                 778,125
--------------------------------------------------------------------------
                                                            $  4,217,800
--------------------------------------------------------------------------

Transportation -- 0.4%
--------------------------------------------------------------------------
International Logistics, Ltd., Sr.
Notes, 9.75%, 10/15/07                   $   920            $    913,100
--------------------------------------------------------------------------
                                                            $    913,100
--------------------------------------------------------------------------

Wireless Communication Services -- 10.5%
--------------------------------------------------------------------------
America Mobile/AMSC Acquisition
Corp., Sr. Notes, 12.25%, 4/1/08         $ 1,350            $  1,404,000
Dial Call Communications Inc., Sr.
Red. Notes, 12.25%, (0% until
1999), 4/15/04                             2,680               2,666,600
Dobson Communications Corp., Sr.
Note, 11.75%, 4/15/07                      2,435               2,678,500
Iridium L.L.C. Capital Corp., Sr.
Notes, 11.25%, 7/15/05                     1,750               1,855,000
Microcell Telecommunication, Sr.
Disc. Notes, 14.00%, (0% until
2001), 6/1/06                              1,110                 824,175
Millicom International Cellular,
Inc., Sr. Disc. Notes, 13.50%, (0%
until 2001), 6/1/06                        1,800               1,404,000
Nextel Communications, Inc., Sr.
Disc. Notes, 9.75%, (0% until
1999), 8/15/04                             1,000                 962,500
Nextel International, Inc., Sr.
Disc. Notes, 12.125%, (0% until
2003), 4/15/08/(1)/                        2,250               1,350,000
Omnipoint Corp., Sr. Note,
11.625%, 8/15/06                             645                 709,500
Orion Network Systems, Inc., Sr.
Disc. Notes, 12.50%, (0% until
2002), 1/15/07                               400                 314,000
Orion Network Systems, Inc., Sr.
Note, 11.25%, 1/15/07                      1,400               1,624,000
Pricellular Wireless Communications
Corp., Sr. Notes, 10.75%, 11/1/04            800                 900,000
Pricellular Wireless Communications
Corp., Sr. Sub. Disc. Nts., 12.25%,
(0% until 1998),  10/1/03                  1,620               1,733,400
Satelites Mexicanos SA, Sr. Notes,
10.125%, 11/1/04                             700                 724,500
Telesystem International Wireless,
Sr. Disc. Notes, 13.25%, (0% until
2002), 6/30/07                               950                 662,625
Telesystem International Wireless,
Sr. Disc. Notes, 10.50%, (0% until
2002), 11/1/07                             1,000                 635,000
Teligent, Inc., Sr. Notes,
11.50%, 12/1/07                            1,200               1,260,000
Winstar Communications, Inc., Sr.
Disc. Notes, 14.00%, (0% until
2000), 10/15/05                              600                 888,000
Winstar Communications, Inc., Sr.
Sub. Notes, 10.00%, 3/15/08/(1)/           1,900               1,928,500
--------------------------------------------------------------------------
                                                            $ 24,524,300
--------------------------------------------------------------------------

Wireline Communication Services -- 11.7%
--------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2003),
2/15/08/(1)/                             $ 2,500            $  1,450,000
Econophone, Inc., Sr. Disc. Notes,
11.00%, (0% until 2003), 2/15/08/(1)/      1,000                 572,500
Esat Telecom Group PLC, Sr.
Deferred Coupon Note, 12.50%, (0%
until 2002), 2/1/07                        1,625               1,210,625
Esat Telecom Group PLC, Sr.
Deferred Coupon Notes, 12.50%, (0%
until 2002), 2/1/07                          900                 670,500
Esprit Telecom Group PLC, Sr.
Notes, 11.50%, 12/15/07                      750                 821,250
Facilicom International, Sr. Notes,
10.50%, 1/15/08/(1)/                       1,760               1,839,200
Focal Communications Corporate
Purpose, Sr. Disc. Notes, 12.125%,
(0% until 2003), 2/15/08/(1)/              3,400               1,997,500
GST Equipment Funding, Sr. Notes,
13.25%, 5/1/07                             1,225               1,451,625
GST Telecommunications, Sr. Sub.
Notes, 12.75%, 11/15/07                      400                 484,000
GST USA, Inc., Sr. Disc. Notes,
13.875%, (0% until 2000), 12/15/05           820                 680,600
Icg Holdings, Inc., Sr. Disc. Note,
10.00%, 3/15/07                            1,775               1,313,500


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                         Principal
                                         Amount
Security                                 (000's omitted)    Value
--------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------
Icg Services, Inc., Sr. Disc.
Notes, 10.00%, (0% until 2002),
2/15/08/(1)/                             $ 1,730            $  1,124,500
IDT Corp., Sr. Notes, 8.75%,
2/15/06/(1)/                                 360                 358,200
Intermedia Communications, Inc.,
Sr. Notes, 8.50%, 1/15/08                  1,200               1,248,000
Metronet Communications, Sr. Disc.
Notes, 10.75%, (0% until 2002),
11/1/07                                    1,200                 798,000
Metronet Communications, Sr. Notes,
12.00%, 8/15/07                              450                 519,750
MGC Communications, Inc., Sr.
Notes, 13.00%, 10/1/04                     1,420               1,521,175
Netia Holdings B.V., Sr. Notes,
10.25%, 11/1/07/(1)/                         600                 616,500
Netia Holdings B.V., Sr. Notes,
11.25%, (0% until 2001), 11/1/07/(1)/        300                 204,750
Nextlink Communications, Inc., Sr.
Discount Notes, 9.45%, (0% until
2003), 4/15/08                             2,000               1,262,500
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                     1,680               1,932,000
Nextlink Communications, Inc., Sr.
Notes, 9.00%, 3/15/08/(1)/                 1,400               1,435,000
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                             1,150               1,285,125
Qwest Communications International,
Sr. Disc. Notes, 9.47%, (0% until
2002), 10/15/07                              875                 643,125
RSL Commerce, Ltd., Sr. Notes,
12.25%, 11/15/06                           1,625               1,852,500
--------------------------------------------------------------------------
                                                            $ 27,292,425
--------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $198,354,320)                          $208,757,533
--------------------------------------------------------------------------

Preferred Stocks - 8.9%


Security                                 Shares             Value
--------------------------------------------------------------------------

Broadcasting and Cable -- 3.6%
--------------------------------------------------------------------------
21st Century Telecom Group, 13.75%
/(PIK) (1)/                                2,000            $    224,000
Adelphia Communications Corp.,
13%/(PIK)(1)/                             12,000               1,431,000
Chancellor Radio Broadcasting, Inc., 12%
/(PIK) (1)/                               22,299               2,709,328
CSC Holdings, Inc., Series M, 11.125%
/(PIK) (1)/                               26,410               3,096,571
Echostar Communications, 12.125%
/(PIK) (1)/                                  824                 918,738
--------------------------------------------------------------------------
                                                            $  8,379,637
--------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.2%
--------------------------------------------------------------------------
Unisite, Inc., 8.50% /(PIK)/               1,080            $    512,763
--------------------------------------------------------------------------
                                                            $    512,763
--------------------------------------------------------------------------

Communications Equipment -- 0.4%
--------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
13.25% /(PIK) (1)/                           700            $    931,000
--------------------------------------------------------------------------
                                                            $    931,000
--------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------
MMH Holdings, Inc., 12% /(PIK) (1)/          784            $    823,200
--------------------------------------------------------------------------
                                                            $    823,200
--------------------------------------------------------------------------

Manufacturing -- 0.0%
--------------------------------------------------------------------------
MCMS, Inc., 12.50% /(PIK) (1)/               100            $    101,000
--------------------------------------------------------------------------
                                                            $    101,000
--------------------------------------------------------------------------

Wireless Communication Services -- 1.0%
--------------------------------------------------------------------------
Dobson Communications, 12.25% /(PIK)(1)/     950             $  1,047,375
Nextel Communications, Inc., 11.125%
/(PIK) (1)/                                1,200                1,275,000
--------------------------------------------------------------------------
                                                             $  2,322,375
--------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                 Shares             Value
--------------------------------------------------------------------------

Wireline Communication Services -- 3.4%
--------------------------------------------------------------------------
America Communications Services,
12.75% /(PIK) (1)/                         1,038            $  1,256,283
Global Telesystem Holdings, 14%
/(PIK) (1)/                                1,100               1,259,500
Intermedia Communications, Inc., 7%
/(PIK) (1)/                               45,000               1,575,000
IXC Communications, Inc., 12.5%
/(PIK) (1)/                                2,867               3,497,587
Nextlink Communications, 14%
/(PIK)(1)/                                 4,853                 305,716
--------------------------------------------------------------------------
                                                            $  7,894,086
--------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $18,255,997)                           $ 20,964,061
--------------------------------------------------------------------------

Common Stocks, Warrants and Rights -- 0.4%



Security                                 Shares             Value
--------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------
American Telecasting, Inc.,
Warrants*+                                 1,400            $         14
Australis Media Ltd., Warrants*+             900                      --
CS Wireless Systems, Inc. /(1)/*             198                      --
UIH Australia/Pacific, Inc., Warrants*+      900                       9
United International Holdings,
Inc., Warrants Exp. 11/15/99*+             1,960                  32,634
--------------------------------------------------------------------------
                                                            $     32,657
--------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.0%
--------------------------------------------------------------------------
Unisite, Inc., Warrants*+                    750            $         --
--------------------------------------------------------------------------
                                                            $         --
--------------------------------------------------------------------------

Chemicals -- 0.1%
--------------------------------------------------------------------------
Crompton & Knowles Corp., Common           7,116            $    205,916
Sterling Chemicals Holdings, Warrants*+      800                  18,400
--------------------------------------------------------------------------
                                                            $    224,316
--------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02*+                               400            $         --
Jordan Telecommunications, Common
/(1)/                                        700                      --
--------------------------------------------------------------------------
                                                            $         --
--------------------------------------------------------------------------


Foods -- 0.0%
--------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp.
4/1/01*+                                   7,864            $         --
Servam Corp., $4.50 Warrant Exp.
4/1/01*+                                   1,768                      --
Servam Corp., Common*+                       884                      --
Specialty Foods Acquisition Corp.,
Common*+                                  12,000                   3,000
--------------------------------------------------------------------------
                                                            $      3,000
--------------------------------------------------------------------------

Information Services -- 0.0%
--------------------------------------------------------------------------
Cellnet Data Systems, Inc.,
Warrants Exp. 10/1/07*+                    2,000            $         20
--------------------------------------------------------------------------
                                                            $         20
--------------------------------------------------------------------------

Machinery -- 0.0%
--------------------------------------------------------------------------
Thermadyne Holdings Corp., Common*+          777            $     26,321
--------------------------------------------------------------------------
                                                            $     26,321
--------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------
Gulf States Steel, Warrants*+                600            $         30
--------------------------------------------------------------------------
                                                            $         30
--------------------------------------------------------------------------

Wireless Communication Services -- 0.2%
--------------------------------------------------------------------------
Microcell Telecommunication, Warrants*+   14,600            $    281,050
Nextel Communications, Inc.,
Class A /(1)/*                             2,788                  94,095
Nextel Communications, Warrants
Exp. 4/25/99*+                             1,800                   6,300
Orion Network, Warrants Exp.
1/15/07*+                                  1,400                  21,000
Orion Network, Warrants Exp.
1/15/07*+                                    400                   5,000
--------------------------------------------------------------------------
                                                            $    407,445
--------------------------------------------------------------------------

Wireline Communication Services -- 0.1%
--------------------------------------------------------------------------
Esat Holdings, Ltd., Warrants*+              900            $     31,500
Hyperion Communications, Inc.,
Expires 4/15/01*+                          1,000                  70,000
Intermedia Communications, Inc.,
Common /(1)/*                                318                  25,321
Metronet Communications, Warrants
Exp. 8/15/07*+                               450                  19,800
MGC Communications, Inc., Warrants
Exp. 10/01/04*                             1,420                      --


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                 Shares             Value
--------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------
Optel, Inc., Common/(1)/*                  1,460            $          1
Primus Telecommunications Warrants,
Exp. 8/1/04*+                              1,150                  40,250
--------------------------------------------------------------------------
                                                            $    186,872
--------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
  (identified cost $378,179)                                $    880,661
--------------------------------------------------------------------------

Total Investments -- 98.7%
  (identified cost $216,988,496)                            $230,602,255
--------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.3%                      $  3,028,496
--------------------------------------------------------------------------


Net Assets -- 100%                                          $233,630,751
--------------------------------------------------------------------------

/(PIK)/ Payment in kind.

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  *     Non-income producing security.

  +     Restricted security (see Note 8).





                        See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of March 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $216,988,496)                            $   230,602,255
Cash                                                                        841
Receivable for investments sold                                       5,736,998
Receivable for Trust shares sold                                        896,872
Interest receivable                                                   4,671,441
--------------------------------------------------------------------------------
Total assets                                                    $   241,908,407
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                               $     5,372,577
Payable for Trust shares redeemed                                       565,053
Dividends payable                                                       925,733
Demand note payable (Note 6)                                          1,230,000
Payable to affiliate for Trustees' fees (Note 4)                          1,545
Accrued expenses                                                        182,748
--------------------------------------------------------------------------------
Total liabilities                                               $     8,277,656
--------------------------------------------------------------------------------
Net Assets for 25,951,539 shares of beneficial interest
     outstanding                                                $   233,630,751
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                 $   228,510,535
Accumulated net realized loss on investments (computed on the
     basis of identified cost)                                       (7,680,463)
Accumulated distributions in excess of net investment income           (813,080)
Net unrealized appreciation of investments (computed on the
     basis of identified cost)                                       13,613,759
--------------------------------------------------------------------------------
Total                                                           $   233,630,751
--------------------------------------------------------------------------------


Net Asset Value and Redemption
Price Per Share
--------------------------------------------------------------------------------
($233,630,751 / 25,951,539 shares of
     beneficial interest outstanding)                           $          9.00
--------------------------------------------------------------------------------


Computation of Offering Price
--------------------------------------------------------------------------------
Offering price per share (100 / 95.25 of $9.00)                 $          9.45
--------------------------------------------------------------------------------
On sales of $25,000 or more, the offering price is reduced.


Statement of Operations

For the Six Months Ended
March 31, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends                                                       $       346,949
Interest income                                                      10,276,483
Miscellaneous income                                                    150,277
--------------------------------------------------------------------------------
Total investment income                                         $    10,773,709
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 4)                                 $       676,090
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 4)                          12,768
Service fees (Note 5)                                                   162,931
Transfer and dividend disbursing agent fees                              89,835
Custodian fee                                                            60,301
Registration fees                                                        29,906
Legal and accounting services                                            29,841
Printing and postage                                                     22,801
Miscellaneous                                                            57,667
--------------------------------------------------------------------------------
Total expenses                                                  $     1,142,140
--------------------------------------------------------------------------------

Net investment income                                           $     9,631,569
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)            $     6,867,632
--------------------------------------------------------------------------------
Net realized gain on investment transactions                    $     6,867,632
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                        $       451,697
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                             $       451,697
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                 $     7,319,329
--------------------------------------------------------------------------------

Net increase in net assets from operations                      $    16,950,898
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                         Six Months Ended
Increase (Decrease)                      March 31, 1998    Year Ended
in Net Assets                            (Unaudited)       September 30, 1997
-------------------------------------------------------------------------------
From operations --
     Net investment income               $     9,631,569      $    16,070,390
     Net realized gain on
         investment transactions               6,867,632            1,829,861
     Net change in unrealized
         appreciation (depreciation)
         of investments                          451,697           10,934,314
-------------------------------------------------------------------------------
Net increase in net assets
     from operations                     $    16,950,898      $    28,834,565
-------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net investment income          $    (9,433,542)     $   (16,070,390)
     In excess of net investment
         income                                       --             (106,072)
-------------------------------------------------------------------------------
Total distributions to shareholders      $    (9,433,542)     $   (16,176,462)
-------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3) --
     Proceeds from sale of shares        $    50,970,869      $    80,417,886
     Net asset value of shares issued
         to shareholders in payment of
         distributions declared                4,408,744            7,492,221
     Cost of shares redeemed                 (36,788,222)         (36,889,924)
-------------------------------------------------------------------------------
Net increase in net assets from
     Trust share transactions            $    18,591,391      $    51,020,183
-------------------------------------------------------------------------------

Net increase in net assets               $    26,108,747      $    63,678,286
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of period                   $   207,522,004      $   143,843,718
-------------------------------------------------------------------------------
At end of period                         $   233,630,751      $   207,522,004
-------------------------------------------------------------------------------


Accumulated
distributions in excess of
net investment income
included in net assets
-------------------------------------------------------------------------------
At end of period                         $      (813,080)     $    (1,011,107)
-------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                           Six Months Ended                  Year Ended September 30,
                                                           March 31, 1998  ---------------------------------------------------------
                                                           (Unaudited)         1997        1996        1995        1994        1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                     $    8.70       $    8.12   $    7.92   $    7.90   $    8.40   $   8.33
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $    0.39       $    0.79   $    0.80   $    0.82   $    0.83   $   0.92
Net realized and unrealized gain (loss) on investments          0.29            0.57        0.21        0.02       (0.47)      0.07
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                               $    0.68       $    1.36   $    1.01   $    0.84   $    0.36   $   0.99
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                 $   (0.38)      $   (0.77)  $   (0.80)  $   (0.82)  $   (0.81)  $  (0.92)
In excess of net investment income                                --           (0.01)      (0.01)         --       (0.05)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $   (0.38)      $   (0.78)  $   (0.81)  $   (0.82)  $   (0.86)  $  (0.92)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value-- end of period                            $    9.00       $    8.70   $    8.12   $    7.92   $    7.90   $   8.40
------------------------------------------------------------------------------------------------------------------------------------


Total Return (1)                                                8.05 %         17.68%      13.41%      11.25%       4.25%     12.59%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                  $ 233,631       $ 207,522   $ 143,844   $ 106,414   $ 103,482   $ 95,123
Ratio of expenses to average daily net assets                   1.06%+          1.05%       1.07%       1.09%       1.04%      1.03%
Ratio of net investment income to average daily net assets      8.93%+          9.32%       9.96%      10.50%       9.75%     11.01%
Portfolio Turnover                                                75%            105%         81%         84%         70%       102%
------------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1997, the Trust, for federal income tax purposes, had a capital loss carryover of $14,514,179 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 1999 ($6,918,026), 2000 ($5,148,498), 2003 ($1,177) and 2004 ($2,446,478).

  D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  E Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

  F Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian to the Trust. Pursuant to the Custodian Agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reflected as a reduction of operating expenses in the Statement of Operations.

  G Interim Financial Information -- The interim financial statements relating to March 31, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the

Eaton Vance Income Fund of Boston as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                       Six Months Ended
                                       March 31, 1998      Year Ended
                                       (Unaudited)         September 30, 1997
  ------------------------------------------------------------------------------
  Sales                                       5,809,480             9,696,558

  Issued to shareholders electing to
    receive payment of distributions
    in Trust shares                             501,816               901,943

  Redemptions                                (4,207,549)           (4,456,378)
  ------------------------------------------------------------------------------

  Net increase                                2,103,747             6,142,123
  ------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average monthly net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $53,860 of the sales charge on sales of Trust shares during the six months ended March 31, 1998. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

5 Service Plan
  ------------------------------------------------------------------------------
  The Trustees on behalf of the Trust have adopted a Service Plan (the Plan) designed to meet the requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan provides that the Trust may make service fee payments to the Principal Underwriter, Authorized Firms or other persons in amounts not exceeding 0.25% of the Trust's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Trust's average daily net assets for any fiscal year which is attributable to shares of the Trust sold on or after May 22, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Pursuant to the Plan, the Trust paid or accrued $162,931 under the Plan to the Principal Underwriter and Authorized Firms during the six months ended March 31, 1998.

6 Line of Credit
  ------------------------------------------------------------------------------
  The Trust participates with other funds and portfolios managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Trust may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the six months ended March 31, 1998. At March 31, 1998, the Trust had a loan outstanding pursuant to this line of credit of $1,230,000.

7 Purchases and Sales of Investments
  ------------------------------------------------------------------------------
  The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $178,800,904 and $158,356,626, respectively, for the six months ended March 31, 1998.

Eaton Vance Income Fund of Boston as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


8 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                   $216,988,496
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                    $ 15,186,762
  Gross unrealized depreciation                                       1,573,003
  -----------------------------------------------------------------------------
  Net unrealized appreciation                                      $ 13,613,759
  -----------------------------------------------------------------------------


9 Restricted Securities
  ------------------------------------------------------------------------------
  At March 31, 1998, The Trust owned the following securities (representing 0.24% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                                Date of
  Description                  Acquisition    Shares/Face     Cost    Fair Value
  ------------------------------------------------------------------------------
  Common Stocks, Warrants, and Rights
  ------------------------------------------------------------------------------
  American Telecasting, Inc.,
     Wts.                         1/16/96        1,400   $   38,500   $      14
  Australis Media Ltd., Wts.      5/26/95          900            0           0
  Cellnet Data Systems, Inc.,
     Wts., Exp. 10/1/07          12/12/97        2,000            0          20
  Esat Holdings, Ltd., Wts.       1/24/97          900      495,788      31,500
                                  5/28/97-
  Gulf States Steel, Wts.         8/23/95          600            0          30
  Hyperion Communications,        7/30/97-
     Inc., Exp. 4/15/01           8/04/97        1,000       22,500      70,000
  In Flight Phone Corp., Wts.,
     Exp. 8/31/02                11/28/95          400            0           0
  Metronet Communications,
     Wts., Exp. 8/15/07           1/05/98          450            0      19,800
  Microcell Telecommunication,
     Wts.                        10/29/96       14,600            0     281,050
  Nextel Communications, Wts.,
     Exp. 4/25/99                10/04/94        1,800            0       6,300
  Orion Network, Wts., Exp.
     1/15/07                      9/25/97        1,400            0      21,000
  Orion Network, Wts., Exp.
     1/15/07                      9/25/97          400            0       5,000
  Primus Telecommunications,
     Wts., Exp. 8/1/04           10/31/97        1,150            0      40,250
  Servam Corp., $2.00 Wts.,
     Exp. 4/1/01                 12/15/87        7,864            0           0
  Servam Corp., $4.50 Wts.,
     Exp. 4/1/01                 12/15/87        1,768            0           0
  Servam Corp., Common           12/15/87          884            0           0
  Specialty Foods Acq. Corp.,
     Common                       8/10/93       12,000        8,722       3,000
  Sterling Chemicals Holdings,
     Wts.                        10/11/96          800            0      18,400
  Thermadyne Holdings Corp.,
     Common                       5/17/94          777       18,900      26,321
  UIH Australia/Pacific, Inc.,
     Wts.                         3/05/98          900            0           9
  Unisite, Inc., Wts.            12/19/97          750            0           0
  United InternationalHoldings,
     Inc., Wts., Exp. 11/15/99   11/16/94        1,960       55,546      32,634
  ------------------------------------------------------------------------------
                                                         $  639,956   $ 555,328
  ------------------------------------------------------------------------------

Eaton Vance Income Fund of Boston as of March 31, 1998

INVESTMENT MANAGEMENT


Eaton Vance Income Fund of Boston

Officers

M. Dozier Gardner
President and Trustee

Michael W. Weilheimer
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Robert Gluck
Management Consultant

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Kenneth C. Knight
Consultant

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

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

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

Investment Adviser of Eaton Vance
Income Fund of Boston
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Legal Counsel
Gordon Altman Butowsky Weitzen
Shalov & Wein
114 West 47th Street
New York, NY 10036




Eaton Vance Income Fund of Boston
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including it sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    T-18SRC-5/98